Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,028,518	$ 4,573,254
Available-for-sale, equity securities (Note 9)		74,000
Available-for-sale, debt securities (Note 9)		17,993,745
Prepaid expenses and other current assets (Note 10)	635,297	253,901
Total current assets	1,663,815	22,894,900
Property and equipment, net (Note 11)	72,431	97,231
Restricted cash		125,000
Debt issuance costs, net (Note 3)	751,401	904,909
Total assets	2,487,647	24,022,040
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued liabilities (Note 12)	4,556,951	6,051,982
Other short-term liabilities	2,110	1,787
Total current liabilities	4,559,061	6,053,769
Notes payable, net of discount (Note 3)	24,033,257	23,340,144
Other long-term liabilities	2,474	4,753
Investors’ right to purchase future shares of Series A-1 and A-2 preferred stock (Note 4)	1,772,100	5,131,000
Warrant liabilities, non-current (Note 6)	501,664	712,965
Total long term liabilities	26,309,495	29,188,862
Total liabilities	30,868,556	35,242,631
Redeemable convertible preferred stock; $0.001 par value: 10 million shares authorized, 0.4 million shares issued and outstanding at December 31, 2011, 2010; aggregate liquidation value of $46.4 million and $42.4 million at December 31, 2011 and December 31, 2010, respectively	30,643,219	30,643,219
Common stock; $0.001 par value: 350 million shares authorized, 21.8 million and 21.2 million shares issued and outstanding at December 31, 2011 and December 31, 2010, respectively	21,779	21,234
Additional paid-in capital	120,887,432	119,241,956
Accumulated other comprehensive loss		(15,841)
Accumulated deficit	(179,933,339)	(161,111,159)
Total stockholders' deficit	(59,024,128)	(41,863,810)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 2,487,647	$ 24,022,040